Net income per common share - Computation of net income (loss) per common share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Earnings Per Share, Basic and Diluted [Abstract]
Net income	$ 671,135	$ 618,158	$ 107,681
Preferred stock dividends	(3,723)	(3,723)	(3,723)
Net income applicable to common stock	$ 667,412	$ 614,435	$ 103,958
Average common shares outstanding	96,848,835	101,142,258	101,966,429
Average potential dilutive common shares	148,965	166,385	78,907
Average common shares outstanding - assuming dilution	96,997,800	101,308,643	102,045,336
Basic EPS	$ 6.89	$ 6.07	$ 1.02
Net Income per Common Share - Basic	6.89	6.07	1.02
Diluted EPS	6.88	6.06	1.02
Net Income per Common Share - Diluted	$ 6.88	$ 6.06	$ 1.02